UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3934
                                  ---------------------------------
        Tuxis Corporation
     --------------------------------------------------------------
        (Exact name of registrant as specified in charter)

        11 Hanover Square, New York, NY 10005
     --------------------------------------------------------------
        (Address of principal executive offices)     (Zipcode)

        Monica Pelaez, Secretary
        11 Hanover Square
        New York, NY 10005
     --------------------------------------------------------------
        (Name and address of agent for service)

Registrant's telephone number, including area code:  212-635-0671
                                                   ----------------

Date of fiscal year end:  12/31/04
                        ------------------
Date of reporting period:  1/1/04 - 06/30/04
                         ---------------------------

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

Item 1. Report to Shareholders


================================================================================

TUXIS(R)
CORPORATION
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
June 30, 2004

                                                                American Stock
                                                                Exchange Symbol:

                                                                TUX

www.tuxis.com


================================================================================

                                                            American Stock
TUXIS CORPORATION                                           Exchange Symbol: TUX
--------------------------------------------------------------------------------

11 Hanover Square, New York, NY 10005
www.tuxis.com

                                                                   July 27, 2004

Fellow Shareholders:

     It is a pleasure to welcome the new shareholders who have made their investment in Tuxis Corporation since our last report.

                     Tuxis Reports Real Estate Acquisitions

     We are following through on shareholders' approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in the acquisition of real estate and related services. Company management is pleased to report, as was previously announced in its February 4, 2004 press release, that through a newly formed subsidiary, Tuxis Real Estate I LLC, it has acquired an 18,000 square foot commercial property on 1.71 acres in Mabbettsville, New York, as part of its program to acquire and operate real estate properties. Tuxis intends to renovate the building, upgrade landscaping, obtain requisite zoning and other permits, engage in an active leasing program, and operate the site for multiple tenants in retail and other businesses. Also, as was previously announced in its May 10, 2004 press release, Tuxis Real Estate II LLC has acquired a 1,875 square foot commercial property in Mabbettsville, New York, and leased the entire property to a single tenant for a food service and restaurant operation commencing May 1, 2004 for a six month term. This property adjoins the aforementioned 18,000 square foot commercial property owned by Tuxis Real Estate I LLC and is part of an overall redevelopment and enhancement of the site. Tuxis may seek to further expand its property holdings in this growing area, approximately 90 miles north of New York City.

     Management has conducted and continues to focus on an ongoing business review, development, and acquisition program. Company management is reviewing a number of real estate acquisition candidates and anticipates it will be reporting additional transactions in the future.

                        Deregistration Application Filed

     On May 3, 2004, Tuxis filed an application with the Securities and Exchange Commission to deregister as an investment company. If approved, Tuxis would continue as a publicly-held operating company listed on the American Stock Exchange and subject to the reporting and other requirements of the Securities Exchange Act of 1934.


                Tuxis Net Asset Value Determination and Dividend

     Currently, substantially all of Tuxis' assets are comprised of real estate, cash, and government securities. As announced previously, starting May 1, 2004 the determination and publication of the Company's net asset value is performed internally on a monthly basis as of the end of each calendar month. Also as previously announced, the Company omitted the dividend in the second quarter of 2004.

     For the six months ending June 30, 2004, the Company's total market return was 3.15% on a net asset value total return of 5.70%.

     Sharing your optimism about the Company's potential, management and its affiliates own approximately 21% of the Company's outstanding shares.

Sincerely,


/s/ Bassett S. Winmill                            /s/ Mark C. Winmill
------------------------------                    ------------------------------
Bassett S. Winmill                                Mark C. Winmill
Chairman                                          President

                                        2


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

ASSETS:
   U.S. Government Securities and cash items at market value
      (cost: $8,345,352) (note 2) ................................   $8,327,872
   Real estate interests .........................................    1,054,640
   Interest and dividends receivable .............................        4,963
   Other assets ..................................................        5,336
                                                                     ----------
         Total assets ............................................    9,392,811
                                                                     ----------

LIABILITIES:
   Accrued salaries ..............................................       24,365
   Accrued expenses ..............................................       44,813
                                                                     ----------
         Total liabilities .......................................       69,178
                                                                     ----------

NET ASSETS: (applicable to 983,776 shares outstanding:
   1,000,000,000 shares of $.01 par value authorized) ............   $9,323,633
                                                                     ==========

NET ASSET VALUE PER SHARE
   ($9,323,633 / 983,776 shares outstanding) .....................   $     9.48
                                                                     ==========

At June 30, 2004, net assets consisted of:
   Paid-in capital ...............................................   $9,353,369
   Net unrealized depreciation on holdings .......................      (17,480)
   Accumulated net realized loss on holdings .....................      (12,256)
                                                                     ----------
                                                                     $9,323,633
                                                                     ==========

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (Unaudited)

INCOME:
   Interest ......................................................   $   23,346
   Dividends .....................................................       22,114
   Rental income .................................................        6,750
                                                                     ----------
      Total income ...............................................       52,210
                                                                     ----------

EXPENSES:
   Salaries (note 4) .............................................      124,568
   Legal .........................................................       30,203
   Accounting (note 4) ...........................................       12,644
   Directors .....................................................       11,172
   Property maintenance ..........................................        8,693
   Auditing ......................................................        6,118
   Transfer agent ................................................        3,914
   Printing ......................................................        3,793
   Custodian .....................................................        2,527
   Registration ..................................................          822
   Other .........................................................        1,669
                                                                     ----------
         Total expenses ..........................................      206,123
                                                                     ----------
         Net loss ................................................     (153,913)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON HOLDINGS:
   Net realized gain on holdings .................................    1,502,508
   Unrealized depreciation on holdings during the period .........     (846,218)
                                                                     ----------
      Net realized and unrealized gain on holdings ...............      656,290
                                                                     ----------
      Net increase in net assets resulting from operations .......   $  502,377
                                                                     ==========

See accompanying notes to financial statements.

                                        3                      TUXIS CORPORATION


STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2004 (Unaudited) and the Year Ended December 31, 2003

                                                                                   Six Months        Year
                                                                                     Ended           Ended
                                                                                 June 30, 2004   December 31,
                                                                                  (Unaudited)        2003
                                                                                 -------------   ------------
OPERATIONS
   Net loss ..................................................................    $ (153,913)     $  (329,615)
   Net realized gain on holdings .............................................     1,502,508          103,377
   Net realized gain (loss) from futures transactions ........................            --       (1,029,359)
   Unrealized appreciation (depreciation) on holdings during the period ......      (846,218)         973,334
                                                                                  ----------      -----------
      Net change in net assets resulting from operations .....................       502,377         (282,263)

DISTRIBUTIONS TO SHAREHOLDERS:
   Tax return of capital distributions ($.15 and $.60 per share,
      respectively) ..........................................................      (146,333)        (571,717)

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets resulting from reinvestment of distributions (8,221
      and 33,978 shares, respectively) .......................................        78,173          289,207
                                                                                  ----------      -----------

         Total change in net assets ..........................................       434,217         (564,773)

NET ASSETS:
   Beginning of period .......................................................     8,889,416        9,454,189
                                                                                  ----------      -----------
   End of period .............................................................    $9,323,633      $ 8,889,416
                                                                                  ==========      ===========

            Schedule of Portfolio Holdings - June 30, 2004 (Unaudited)

Percentage
 Interest                                                                                 Value
----------                                                                             ----------
             LIMITED LIABILITY CORPORATION INTERESTS (11.24%)
      100%   Tuxis Real Estate I LLC ...............................................   $  688,841
      100%   Tuxis Real Estate II LLC ..............................................      365,799
                                                                                       ----------
                Total Limited Liability Corporation Interests (cost: $1,054,640) ...    1,054,640
                                                                                       ----------
 Par Value
----------
             U.S. GOVERNMENT SECURITIES (68.20%)
$  650,000   U.S. Treasury Bill, due 9/09/04 .......................................      648,450
 5,747,000   U.S. Treasury Notes, 1.75%, due 12/31/04 ..............................    5,750,368
                                                                                       ----------
                Total U.S. Government Securities (cost: $6,416,298) ................    6,398,818
                                                                                       ----------

             CASH ITEMS (20.56%)
 1,921,688   Repurchase Agreement with State Street Bank & Trust, 0.10%, due
                7/01/04 (collateralized by U.S. Treasury Bonds) ....................    1,919,054
             M & T Bank Checking Account ...........................................       10,000
                                                                                       ----------
                Total Cash Items (cost: $1,929,054) ................................    1,929,054
                                                                                       ----------

                   Total Portfolio Holdings (cost: $9,399,992) .....................   $9,382,512
                                                                                       ==========

                                 See accompanying notes to financial statements.

TUXIS CORPORATION                       4


                    Notes to Financial Statements (Unaudited)

(1) Tuxis Corporation (the "Company"), a Maryland corporation, currently is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as a closed-end management investment company. The Company has received Board of Directors and shareholder approval to change the nature of its business so as to cease to be an investment company and on May 3, 2004 filed an application with the SEC to de-register, although there can be no assurance that the application will be successful. The Company's shares are listed on the American Stock Exchange LLC.

(2) The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. With respect to security valuation, securities listed or traded on a national securities exchange or the Nasdaq National Market System ("NMS") are valued at the last quoted sales price on the day the valuations are made. Such listed securities that are not traded on a particular day and securities traded in the over-the-counter market that are not on the NMS are valued at the mean between the current bid and asked prices. Certain of the securities which the Company holds are priced through pricing services which may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds which offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Interest income is recorded on the accrual basis. Securities for which market quotations are not readily available or reliable and other assets may be valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Assets for which no market quotations exist comprise approximately 11.25% of the Company's assets. As a general principle, the current "fair value" of an asset would be the amount the Company might reasonably expect to receive for it upon its current sale, in an orderly manner. There is a range of values that are reasonable for such assets at any particular time. Generally, cost at purchase, which reflects an arm's length transaction, is the primary factor used to determine fair value until significant developments affecting the holding (such as results of operations or changes in general market conditions) provide a basis for use of an appraisal valuation. Appraisal valuations are based upon such factors as book value, earnings, cash flow, the market prices for similar interests in comparable assets, an assessment of the asset's current and future financial prospects, ownership agreements, and various other factors and assumptions, such as discount rates, valuation multiples, and future growth projections. Additional factors which might be considered include: financial standing of the issuer; the business and financial plan of the issuer and comparison of actual results with the plan; size of position held and the liquidity of the market; contractual restrictions on disposition; pending public offering with respect to the financial instrument; pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers, debt restructurings, and conversions); ability of the issuer to obtain needed financing; changes in the economic conditions affecting the issuer; a recent purchase or sale of a security of the issuer. In the case of unsuccessful operations, the appraisal may be based upon liquidation value. Appraisal valuations are necessarily subjective and management's estimate of values may differ materially from amounts actually received upon the disposition of the holding. The Board of Directors reviews valuation methodologies on a quarterly basis to determine their appropriateness and may also hire independent firms to review management's methodology of valuation or to conduct an independent valuation. On a daily basis through April 30, 2004 and thereafter monthly at calendar month end, the Company adjusts its net asset value for the changes in the value of its assets with market quotations and material changes in the value of its other assets and determines the current net asset value.

In preparing financial statements in conformity with accounting principles generally accepted in the United

                                        5                      TUXIS CORPORATION


States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3) In 2003, the Company complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed substantially all of its taxable investment income and net capital gains, if any, after utilization of any capital loss carryforward, to its shareholders and therefore no Federal income tax provision is required. The Company may not so comply or distribute in 2004 or later years. At December 31, 2003, the Company had an unused capital loss carryforward of approximately $1,514,800 of which $795,800 expires in 2009 and $719,000 expires in 2011. Based on Federal income tax cost of $8,345,352, gross unrealized depreciation was $17,480 at June 30, 2004.

(4) The Company retained CEF Advisers, Inc. ("CEF") as its Investment Manager. Under the terms of the investment management agreement, CEF received a management fee computed weekly and paid monthly in arrears at the annual rate of 0.60% of the first $500 million and 0.50% over $500 million of the Company's net assets. The fee was calculated by determining net assets on each Friday and applying the applicable rate to such amount for the number of days in the week. Pursuant to approval of stockholders at a special meeting adjourned to November 7, 2001, the investment management agreement with CEF was terminated effective at the end of business on November 30, 2001. Commencing December 1, 2001, the Company's officers (who are similar to those of CEF) assumed the management of the Company's affairs, including portfolio management, subject to the oversight and final direction of the Board of Directors. Compensation of Company personnel was set in the aggregate amount of $200,000 per year effective December 1, 2001, $300,000 per year effective October 2, 2002, $350,000 per year effective January 1, 2004, and may be further changed from time to time at the discretion of the Board of Directors. Bonuses aggregating $20,000 were earned in 2003.

(5) Purchases and proceeds of sales of securities other than short term notes aggregated $0 and $7,424,257, respectively, for the six months ended June 30, 2004. The Company has entered into an arrangement with its custodian whereby interest earned on cash balances is used to offset a portion of the Company's expenses.

(6) In July 2004, the Company discontinued its committed bank line of credit.

(7) The tax character of distributions paid to shareholders for the six months ended June 30, 2004 and the year ended December 31, 2003 was as follows:

                                                         June 30,   December 31,
                                                           2004         2003
Distributions paid from:                                 --------   ------------
   Ordinary income                                       $     --     $     --
   Return of capital                                      146,333      571,717
                                                         --------     --------
                                                         $146,333     $571,717
                                                         ========     ========

(8) There are 1,000,000,000 shares of $.01 par value common stock authorized. Of the 983,776 shares of common stock outstanding at June 30, 2004, Investor Service Center, Inc. (ISC) owned 199,865 shares. Certain officers and directors of ISC are officers and directors of the Company.

TUXIS CORPORATION                       6


(9) Regarding concentration of credit risk, Tuxis is following through on shareholder approval to change the nature of the Company's business so as to cease to be an investment company and to concentrate in real estate and related services. While such activities are consistent with the Company's expressed intention of deregistering under the 1940 Act, they are likely to require a substantial amount of the Company's assets, and the concentration of the Company's assets in a particular holding or industry. Such concentration will increase the risk of loss to the Company as a result of the negative results or financial condition of any particular holding and/or industry. At June 30, 2004 approximately 11.25% of the Company's total assets were devoted to real estate.

(10) Certain officers and directors of the Company also serve as officers and directors of an affiliated group ("Group") which includes ISC. The Company shares office space and various general and administrative expenses with the Group and is expected to reimburse the Group for these expenses. In this connection commencing July 1, 2004, the Company will begin to record a liability of approximately $7,000 per month.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                          Six Months
                                                            Ended                    Years Ended December 31,
                                                        June 30, 2004   -------------------------------------------------
                                                         (Unaudited)      2003      2002      2001       2000       1999
                                                        -------------   -------    ------    ------    -------    -------
PER SHARE DATA*
Net asset value at beginning of period ..............     $ 9.11        $ 10.04    $11.14    $13.29    $ 15.19    $ 16.54
                                                          ------        -------    ------    ------    -------    -------
Income from operations:
   Net income (loss) ................................       (.16)          (.35)     (.04)      .67        .43        .40
   Net realized and unrealized gain (loss) ..........        .68            .02      (.05)    (1.56)      (.88)      (.15)
                                                          ------        -------    ------    ------    -------    -------
      Total from operations .........................        .52           (.33)     (.09)     (.89)      (.45)       .25
                                                          ------        -------    ------    ------    -------    -------
Less distributions:
   Distributions to shareholders ....................         --             --      (.83)     (.67)      (.72)      (.63)
   Tax return of capital to shareholders ............       (.15)          (.60)     (.18)     (.59)      (.73)      (.97)
                                                          ------        -------    ------    ------    -------    -------
      Total distributions ...........................       (.15)          (.60)    (1.01)    (1.26)     (1.45)     (1.60)
                                                          ------        -------    ------    ------    -------    -------
Net asset value at end of period ....................     $ 9.48        $  9.11    $10.04    $11.14    $ 13.29    $ 15.19
                                                          ======        =======    ======    ======    =======    =======
Market value at end of period .......................     $ 7.89        $  7.77    $ 9.90    $ 9.88    $ 11.50    $ 11.50
                                                          ======        =======    ======    ======    =======    =======
TOTAL RETURN ON NET ASSET VALUE BASIS (a) ...........       5.70%         (2.74)%    (.91)%   (6.40)%     (.86)%     4.01%
                                                          ======        =======    ======    ======    =======    =======
TOTAL RETURN ON MARKET VALUE BASIS (a) ..............       3.15%        (15.87)%   10.17%    (4.06)%    13.31%    (20.46)%
                                                          ======        =======    ======    ======    =======    =======
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000's omitted) .........     $9,324        $ 8,889    $9,454    $9,947    $11,239    $12,142
                                                          ======        =======    ======    ======    =======    =======
Ratio of expenses before loan interest and
   nonrecurring expenses ............................       4.44%**        5.72%     3.85%     2.35%      1.97%      1.70%
                                                          ======        =======    ======    ======    =======    =======
Ratio of total expenses to average net assets (b) ...       4.44%**        5.72%     3.86%     2.54%      2.16%      1.82%
                                                          ======        =======    ======    ======    =======    =======
Ratio of net income (loss) to average net assets ....      (3.32)%**      (3.63)%    (.40)%    2.83%      3.07%      2.61%
                                                          ======        =======    ======    ======    =======    =======
Portfolio turnover rate .............................          0%            40%       22%       38%       116%        98%
                                                          ======        =======    ======    ======    =======    =======

* Per share net investment income and net realized and unrealized gain (loss) on investments have been computed using the average number of shares outstanding. These computations had no effect on net asset value per share. ** Annualized.
(a) Total return on market value basis is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Company's dividend reinvestment plan. Generally, total return on net asset value basis will be higher than total return on market value basis in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total return on net asset value basis will be lower than total return on market value basis in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total return calculated for a period of less than one year is not annualized. The calculation does not reflect brokerage commissions, if any.
(b) Ratio after the reduction of custodian fees under a custodian agreement was 2.19%, and 1.77%, for the years ended December 31, 2000, and 1999, respectively.

                                        7                      TUXIS CORPORATION


                           DIVIDEND REINVESTMENT PLAN

The Company has adopted a Dividend Reinvestment Plan (the "Plan"). Under the Plan, each dividend and capital gain distribution, if any, declared by the Company on outstanding shares will, unless elected otherwise by each shareholder by notifying the Company in writing at any time prior to the record date for a particular dividend or distribution, be paid on the payment date fixed by the Board of Directors or a committee thereof in additional shares. If the Market Price (as defined below) per share is equal to or exceeds the net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gain distribution (the "Valuation Date"), participants will be issued additional shares equal to the amount of such dividend divided by the greater of that NAV per share or 95% of that Market Price per share. If the Market Price per share is less than such net asset value on the Valuation Date, participants will be issued additional shares equal to the amount of such dividend divided by the Market Price. The Valuation Date is the day before the dividend or distribution payment day or, if that date is not an American Stock Exchange trading day, the next trading day. For all purposes of the Plan: (a) the Market Price of the shares on a particular date shall be the average closing market price on the five trading days the shares traded ex-dividend on the Exchange prior to such date or, if no sale occurred on any of these days, then the mean between the closing bid and asked quotations for the shares on the Exchange on such day, and (b) net asset value per share on a particular date shall be as determined by or on behalf of the Company.

--------------------------------------------------------------------------------

                                 PRIVACY POLICY

Tuxis Corporation recognizes the importance of protecting the personal and financial information of its shareholders. We consider each shareholder's personal information to be private and confidential. This describes the practices followed by us to protect our shareholders' privacy. We may obtain information about you from the following sources: (1) information we receive from you on forms and other information you provide to us whether in writing, by telephone, electronically or by any other means; (2) information regarding your transactions with us, our corporate affiliates, or others. We do not sell shareholder personal information to third parties. We will collect and use shareholder personal information only to service shareholder accounts. This information may be used by us in connection with providing services or financial products requested by shareholders. We will not disclose shareholder personal information to any nonaffiliated third party except as permitted by law. We take steps to safeguard shareholder information. We restrict access to nonpublic personal information about you to those employees and service providers who need to know that information to provide products or services to you. With our service providers we maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Even if you are no longer a shareholder, our Privacy Policy will continue to apply to you. We reserve the right to modify, remove or add portions of this Privacy Policy at any time.

================================================================================

This report, including the financial statements herein, is transmitted to the shareholders of the Company for their information. The financial information included herein is taken from the records of the Company. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Company or any securities mentioned in this report. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Company may purchase at market prices from time to time shares of its common stock in the open market.

================================================================================

TUXIS CORPORATION                      8


                             DIRECTORS AND OFFICERS

DIRECTORS                           OFFICERS

BASSETT S. WINMILL                  MARK C. WINMILL
Executive Chairman                  President

RUSSELL E. BURKE, III*              THOMAS B. WINMILL, Esq.
                                    General Counsel
PETER M. KUHLMANN
                                    WILLIAM G. VOHRER
FREDERICK A. PARKER, JR.*           Treasurer

MARK C. WINMILL                     ROBERT J. MATHERS
                                    Vice President, Operations
THOMAS B. WINMILL, Esq.
                                    MONICA PELAEZ, Esq.
DOUGLAS WU*                         Vice President, Secretary

*    Member, Audit Committee and    HEIDI KEATING
     Governance, Compensation and   Vice President
     Nominating Committee

CORPORATE OFFICES                   SUBSIDIARIES

11 Hanover Square                   Tuxis Real Estate I LLC
New York, NY 10005
Tel 1-212-785-9300                  Tuxis Real Estate II LLC
Fax 1-212-363-1101
                                    Tuxis Real Estate Brokerage LLC
3814 Route 44
Millbrook, NY 12545                 Tuxis Operations LLC
Tel 1-845-677-2700
Fax 1-845-677-2800

Internet
www.tuxis.com
email: info@tuxis.com

                                       9                       TUXIS CORPORATION


TUXIS CORPORATION
--------------------------------------------------------------------------------
11 Hanover Square
New York, NY 10005

Printed on recycled paper [GRAPHIC]

TUX-SAR-6/04

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 10. Controls and Procedures

     (a) The Principal Executive Officer and Principal Financial Officer have concluded that Tuxis Corporation's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Tuxis Corporation is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in Tuxis Corporation internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 11. Exhibits

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940(17 CFR 270.360a-2) attached hereto as Exhibits EX-31 and EX-32.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Tuxis Corporation

                                By:   /s/ Thomas B. Winmill
                                   ---------------------------------------------
                                      Thomas B. Winmill, President

                                Date: September 9, 2004

                                By:   /s/ William G. Vohrer
                                   ---------------------------------------------
                                      William G. Vohrer, Treasurer

                                Date: September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By:   /s/ Thomas B. Winmill
                                   ---------------------------------------------
                                      Thomas B. Winmill, President

                                Date: September 9, 2004

                                By:   /s/ William G. Vohrer
                                   ---------------------------------------------
                                      William G. Vohrer, Treasurer

                                Date: September 9, 2004